Earnings Per Share (EPS) - Schedule of Earnings Per Share (Detail) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($) $ / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 TWD ($) $ / shares shares	Dec. 31, 2015 TWD ($) $ / shares shares
Income after tax
Net income | $	$ 7,171,534		$ 9,806,937	$ 9,011,463
Dilutive effect of convertible bonds | $	(549,203)		(779,928)
Diluted earnings per share | $	$ 6,622,331		$ 9,027,009	$ 9,011,463
Weighted average outstanding common stock
Net income	3,116,361		3,116,361	3,116,361
Dilutive effect of employee compensation	22,122		28,643	33,769
Dilutive effect of convertible bonds	275,388		265,677
Diluted earnings per share	3,413,871		3,410,681	3,150,130
Earnings per share
Net income | (per share)	$ 2.30	$ 0.08	$ 3.15	$ 2.89
Diluted earnings per share | (per share)	$ 1.94	$ 0.07	$ 2.65	$ 2.86